PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Parenthetical) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury Stock, Common, Shares	5,755,007	5,755,247	6,060,157
Parent Company
Treasury Stock, Common, Shares	5,755,007	5,755,247	6,060,157
Common Class A
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	71,775,686	71,775,686
Common Stock, Shares, Outstanding	66,020,679	66,020,439	65,715,529
Common Class A | Parent Company
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	71,775,686	71,775,686
Common Stock, Shares, Outstanding	66,020,679	66,020,439	65,715,529
Common Class B
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650		24,336,650	24,336,650
Conversion of Stock, Shares Issued	1	1	1
Common Class B | Parent Company
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650	24,336,650
Conversion of Stock, Shares Issued	1	1	1